Fair Value Measurements (Details 3) - Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2014 USD ($)
Intangible Assets Fair Value Disclosure	$ 26,632,229
Trademarks [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	706,229
In-Process Research and Development Expense [Member]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	25,926,000
Fair Value, Inputs, Level 1 [Member]
Intangible Assets Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | Trademarks [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 1 [Member] | In-Process Research and Development Expense [Member]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Intangible Assets Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | Trademarks [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member] | In-Process Research and Development Expense [Member]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Intangible Assets Fair Value Disclosure	26,632,229
Fair Value, Inputs, Level 3 [Member] | Trademarks [Member]
Finite-lived Intangible Assets, Fair Value Disclosure	706,229
Fair Value, Inputs, Level 3 [Member] | In-Process Research and Development Expense [Member]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 25,926,000